Segment information	6 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Segment information

Note 2: Segment information

a.	Description of segments and principal activities

The Company has identified three reportable segments which is consistent with the internal reporting provided to the chief operating decision maker, the Chief Executive Officer.

The three reportable segments are:

●	EasyDNA: relates to EasyDNA branded test sales and expenses.
●	AffinityDNA: relates to AffinityDNA branded test sales and expenses.
●	geneType / Corporate: relates to geneType branded test sales and expense, including corporate charges.

Genetic Technologies Limited

Notes to the condensed consolidated financial statements

31 December 2023

Note 2: Segment information (continued)

b.	Business unit segments

The segment information for the reportable segments is as follows:

	EasyDNA	AffinityDNA	geneType/ Corporate	Total
31 December 2023	$	$	$	$
Segment revenue & other income
Revenue from contracts with customers	3,201,017	700,876	56,789	3,958,682
Other income	-	-	914,346	914,346
Finance income	-	-	89,866	89,866
Total segment revenue & other income	3,201,017	700,876	1,061,001	4,962,894
Segment expenses
Depreciation and amortisation	(87,216)	(24,549)	(168,900)	(280,665)
Finance costs	(532)	(995)	(11,326)	(12,853)
Raw materials and change in inventories	(1,455,722)	(299,142)	(1,568)	(1,756,432)
Commissions	(72,698)	(26,784)	-	(99,482)
Employee benefits expenses	(628,882)	(127,298)	(3,047,115)	(3,803,295)
Advertising and promotional expenses	(516,607)	(48,338)	(589,452)	(1,154,397)
Professional fees	(76,880)	(46,101)	(614,055)	(737,036)
Research and development expenses	-	-	(389,758)	(389,758)
Impairment expenses	(1,332,000)	-	(917)	(1,332,917)
Other expenses	(326,365)	(81,871)	(1,407,087)	(1,815,323)
Total segment expenses	(4,496,902)	(655,078)	(6,230,178)	(11,382,158)
Income tax credit	-	-	-	-
Profit/(Loss) for the period	(1,295,885)	45,798	(5,169,177)	(6,419,264)

Genetic Technologies Limited

Notes to the condensed consolidated financial statements

31 December 2023

Note 2: Segment information (continued)

	EasyDNA	AffinityDNA	geneType/ Corporate	Total
31 December 2022	$	$	$	$
Segment revenue & other income
Revenue from contracts with customers	3,813,482	330,777	9,688	4,153,947
Other income	-	-	823,922	823,922
Finance income	-	-	79,747	79,747
Total segment revenue & other income	3,813,482	330,777	913,357	5,057,616
Segment expenses
Depreciation and amortisation	(15,211)	(10,521)	(304,455)	(330,187)
Finance costs	(1,317)	(1,432)	(13,123)	(15,872)
Raw materials and change in inventories	(1,965,338)	(155,686)	(26,661)	(2,147,685)
Commissions	(97,918)	(15,497)	-	(113,415)
Employee benefits expenses	(777,593)	(64,277)	(2,267,194)	(3,109,064)
Advertising and promotional expenses	(946,757)	(13,572)	(577,440)	(1,537,769)
Professional fees	(1,710)	-	(788,902)	(790,612)
Research and development expenses	-	-	(558,306)	(558,306)
Impairment reversal/(expenses)	-	-	(280,725)	(280,725)
Other expenses	(462,753)	(56,973)	(1,262,566)	(1,782,292)
Total segment expenses	(4,268,597)	(317,958)	(6,079,372)	(10,665,927)
Income tax expenses	-	-	148,013	148,013
Loss for the period	(455,115)	12,819	(5,018,002)	(5,460,298)